BUSINESS COMBINATIONS - Unaudited pro forma informations (Details) - Avborne Component Solutions - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	$ 208,938,000	$ 324,871,000	$ 333,215,000
Net income from continuing operations	8,483,000	21,497,000	34,351,000
Net revenue (loss) attributable to AerSale Corporation common shareholders	$ 8,483,000	$ (13,136,000)	$ (17,099,000)
Earnings (loss) per share attributable to AerSale Corporation - basic	$ 8.09	$ (354.93)	$ (461.99)
Earnings (loss) per share attributable to AerSale Corporation - diluted	$ 7.61	$ (354.93)	$ (461.99)